Segment Information (Tables)	6 Months Ended
Jul. 02, 2011
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Text Block]

	13 Weeks Ended	13 Weeks Ended	27 Weeks Ended	26 Weeks Ended
(In millions)	July 2, 2011	June 26, 2010	July 2, 2011	June 26, 2010
Net sales:
Europe	$223.5	$186.6	$454.8	$411.0
Asia Pacific	175.5	137.0	335.6	263.8
Tupperware North America	97.4	90.5	184.8	167.7
Beauty North America	103.6	106.5	203.6	200.0
South America	69.9	44.5	127.5	79.7
Total net sales	$669.9	$565.1	$1,306.3	$1,122.2

Segment profit:
Europe	$42.2	$26.0	$81.9	$72.7
Asia Pacific	33.3	25.1	61.4	43.8
Tupperware North America	16.8	20.0	29.0	28.4
Beauty North America	14.4	17.3	22.6	26.9
South America	12.2	6.3	20.4	7.2
Total segment profit	118.9	94.7	215.3	179.0

Unallocated expenses	(12.6)	(12.6)	(27.0)	(25.3)
Re-engineering and impairment charges (a)	(1.1)	(2.0)	(2.5)	(3.6)
Gains on disposal of assets	0.7	—	0.7	—
Interest expense, net	(24.8)	(6.4)	(31.4)	(13.4)
Income before taxes	$81.1	$73.7	$155.1	$136.7

Identifiable assets:	July 2, 2011	December 25, 2010
Europe	$435.9	$397.8
Asia Pacific	386.2	349.6
Tupperware North America	182.3	165.3
Beauty North America	416.5	419.2
South America	119.7	95.1
Corporate	462.2	588.8
Total identifiable assets	$2,002.8	$2,015.8
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(a)	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.